DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS - Discontinued Operations (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) transaction
Results of Discontinued Operations
Total revenues, net of interest expense									$ 0	$ 74	$ 1,086
Income (loss) from discontinued operations									(83)	10	(242)
Gain on sale									0	0	268
Provision (benefit) for income taxes									(29)	12	(244)
Income (loss) from discontinued operations, net of taxes	$ (45)	$ (10)	$ 6	$ (5)	$ (1)	$ (16)	$ (22)	$ 37	(54)	(2)	$ 270
Brazil Creditcard
Results of Discontinued Operations
Income (loss) from discontinued operations, net of taxes									6	52
Citi Capital Advisors Business
Discontinued operations
Number of transactions | transaction											2
Results of Discontinued Operations
Income (loss) from discontinued operations, net of taxes									1	(4)
Egg Banking PLC
Results of Discontinued Operations
Income (loss) from discontinued operations, net of taxes									$ (61)	(30)
German retail banking operations
Discontinued operations
Residual costs associated with banking operations tax effect										$ 20